Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 6. Leases
In August 2016, the Company entered into a lease agreement for office and lab space, which consists of approximately
32,813
square feet of rental space in South San Francisco, California. The office space lease is classified as an operating lease. The initial lease term commenced in May 2017 and ends in April 2025, with rent payments escalating each year. The Company has options to extend the lease for additional years, but the exercise of the option was not reasonably certain. The landlord provided the Company with a tenant improvement allowance of up to $4.6 million. In connection with the lease, the Company maintains a letter of credit for the benefit of the landlord in the amount of $0.4 million, which is recorded as restricted cash in the consolidated balance sheets.
In January 2020, the Company entered into a lease agreement for a term of 18 months for approximately
6,478
square feet of office space. The new office space lease is classified as an operating lease. The new lease commenced in June 2020 and the rent payments escalate after 14 months. In September 2021, the Company amended the lease to extend the lease term until June 2022. The extended lease is on the same terms and conditions as those in the initial agreement, including the monthly rent payment. The modification did not change the lease classification and it resulted in an increase of $0.3 million in right-of-use
assets and lease liabilities.
Operating lease expense during the years ended December 31, 2021 and 2020 was $2.0 million and $1.8 million, respectively.
Aggregate future minimum rental payments under the operating leases as of December 31, 2021, were as follows (in thousands):

Year ending December 31, 2022	$2,743
Year ending December 31, 2023	2,596
Year ending December 31, 2024	2,670
Year ending December 31, 2025	891

Total lease payments	8,900
Less: Imputed interest	(1,107)

Operating lease liabilities	$7,793

The following represents supplemental information related to the Company’s operating facility leases:

	December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$2,856	$2,520
Weighted-average remaining lease term (in years)	3.25	4.19
Weighted-average discount rate	8.43%	8.40%